Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
20. Subsequent Events

On January 7, 2015, the Partnership acquired a junior participation interest in a portfolio of eight helicopters for $1,500,000. The Partnership, SQN PAC, SQN AFIF and a third party formed a special purpose entity SQN Helo, LLC (“SQN Helo”) whose sole purpose is to acquire the helicopter portfolio. SQN Helo is the sole owner of eight special purpose entities each of which own a helicopter. The purchase price of the helicopter portfolio was approximately $23,201,000 comprised of approximately $11,925,000 in cash and the assumption of approximately $11,276,000 of nonrecourse indebtedness. SQN PAC also acquired a junior participation interest in SQN Helo for $1,500,000. The senior participation interests in SQN Helo were acquired by SQN AFIF and the third party.

On January 15, 2015, the Partnership received cash of $2,615,292 from the sale of Series A Preferred Shares.

On January 29, 2015, the Partnership advanced a total of $103,791 for its residual value investment in smart safes equipment on lease.

On February 4, 2015, the Partnership entered into a promissory note in the amount of $1,500,000 with an investment grade credit in an insurance wrap transaction to provide financing for the export of certain agricultural assets on a secured basis.

On February 5, 2015, the Partnership’s Investment Manager sent a letter to the Limited Partners of the Partnership requesting consent to authorize the General Partner, to amend the Amended and Restated Agreement of Limited Partnership of the Partnership (the “Partnership Agreement”) in order to increase the maximum duration of the Partnership’s offering period from two to three years, subject to the earlier sale of the maximum offering of 200,000 Units or the earlier termination of the offering by the General Partner (the “Amendment”). Neither the Investment Manager nor the General Partner intends to extend the Partnership’s operating period or the anticipated start of the liquidation period. On March 3, 2015, the General Partner received the approval of Limited Partners owning a majority of the aggregate outstanding Units to adopt the Amendment. After receiving the consent of Limited Partners owning a majority of the aggregate outstanding Units, the General Partner adopted the Amendment on March 3, 2015.

From January 1, 2015 through March 31, 2015, the Partnership admitted an additional 115 Limited Partners with total cash contributions of $5,026,342, total capital contributions of $5,106,883 and 5,106.88 Units. The Partnership paid or accrued an underwriting fee to Securities and outside brokers totaling $150,790 and $276,940, respectively.

SQN AIF IV, GP LLC [Member]
Subsequent Events

20. Subsequent Events

On January 7, 2015, the Fund acquired a junior participation interest in a portfolio of eight helicopters for $1,500,000. The Fund, SQN PAC, SQN AFIF and a third party formed a special purpose entity SQN Helo, LLC (“SQN Helo”) whose sole purpose is to acquire the helicopter portfolio. SQN Helo is the sole owner of eight special purpose entities each of which own a helicopter. The purchase price of the helicopter portfolio was approximately $23,201,000 comprised of approximately $11,925,000 in cash and the assumption of approximately $11,276,000 of nonrecourse indebtedness. SQN PAC also acquired a junior participation interest in SQN Helo for $1,500,000. The senior participation interests in SQN Helo were acquired by SQN AFIF and the third party.

On January 15, 2015, the Fund received cash of $2,615,292 from the sale of Series A Preferred Shares.

On January 29, 2015, the Fund advanced a total of $103,791 for its residual value investment in smart safes equipment on lease.

On February 4, 2015, the Fund entered into a promissory note in the amount of $1,500,000 with an investment grade credit in an insurance wrap transaction to provide financing for the export of certain agricultural assets on a secured basis.

On February 5, 2015, the Fund’s Investment Manager sent a letter to the Limited Partners of the Fund requesting consent to authorize the General Partner, to amend the Amended and Restated Agreement of Limited Fund of the Fund (the “Fund Agreement”) in order to increase the maximum duration of the Fund’s offering period from two to three years, subject to the earlier sale of the maximum offering of 200,000 Units or the earlier termination of the offering by the General Partner (the “Amendment”). Neither the Investment Manager nor the General Partner intends to extend the Fund’s operating period or the anticipated start of the liquidation period. On March 3, 2015, the General Partner received the approval of Limited Partners owning a majority of the aggregate outstanding Units to adopt the Amendment. After receiving the consent of Limited Partners owning a majority of the aggregate outstanding Units, the General Partner adopted the Amendment on March 3, 2015.

From January 1, 2015 through March 31, 2015, the Fund admitted 115 Limited Partners with total cash contributions of $5,026,342, total capital contributions of $5,106,883 and 5,106.88 Units. The Fund paid or accrued an underwriting fee to Securities and outside brokers totaling $150,790 and $276,940, respectively.